UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Aurora Horizons Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 45.19%
Aerospace & Defense - 0.84%
Boeing Co. (e)	4,200	415,884
Northrop Grumman Corp. (e)	2,600	214,214
Zodiac Aerospace (a)	3,259	431,424
		1,061,522
Air Freight & Logistics - 0.37%
Expeditors International of Washington, Inc.	7,000	273,210
United Parcel Service, Inc.	2,270	194,993
		468,203
Auto Components - 0.04%
Lear Corp.	800	47,984
Automobiles - 0.18%
General Motors Co. (b)(e)	6,823	231,232
Beverages - 0.28%
Beam, Inc. (e)	5,500	356,620
Biotechnology - 0.10%
Elan PLC (a)(b)	9,593	121,447
Building Products - 0.50%
Fortune Brands Home & Security, Inc. (b)	14,940	631,663
Capital Markets - 1.45%
Ameriprise Financial, Inc. (e)	900	73,368
Bank New York Mellon Corp. (e)	14,600	438,876
Franklin Resources, Inc. (e)	2,500	387,025
GAM Holding AG (a)	23,750	418,497
Goldman Sachs Group, Inc.	960	155,597
Invesco Ltd. (a)(e)	10,800	364,392
		1,837,755
Chemicals - 1.38%
Air Water, Inc. (a)	30,000	427,654
Koninklijke DSM NV (a)	6,739	443,381
LyondellBasell Industries NV (a)(e)	12,984	865,383
Westlake Chemical Corp.	100	9,340
		1,745,758
Commercial Banks - 1.23%
Comerica, Inc.	4,100	161,909
Danske Bank A/S (a)(b)	12,307	243,316
Fifth Third Bancorp (e)	100	1,820
Regions Financial Corp. (e)	4,100	37,433
US Bancorp	8,400	294,504
Wells Fargo & Co.	20,000	811,000
		1,549,982
Commercial Services & Supplies - 1.03%
Secom Co. Ltd. (a)	8,400	432,313
Serco Group PLC (a)	44,615	414,866
Tyco International Ltd. (a)	13,315	450,180
		1,297,359
Computers & Peripherals - 0.41%
Apple, Inc. (e)	1,100	494,648
Western Digital Corp. (e)	300	18,996
		513,644
Construction & Engineering - 0.29%
Quanta Services, Inc. (b)(e)	12,900	365,973
Consumer Finance - 0.41%
American Express Co.	6,570	497,415
SLM Corp. (e)	600	14,244
		511,659
Containers & Packaging - 0.02%
Rock Tenn Co. (e)	200	19,756
Diversified Financial Services - 1.14%
ASX Ltd. (a)	11,632	416,351
Bank Of America Corporation	36,500	498,590
Citigroup, Inc.	900	46,791
Leucadia National Corp.	14,980	470,072
		1,431,804
Diversified Telecommunication Services - 0.64%
Singapore Telecommunications Ltd. (a)	137,000	406,464
Verizon Communications, Inc. (e)	8,365	405,535
		811,999
Electric Utilities - 0.51%
Edison International	2,500	114,850
Endesa SA (a)	18,533	416,967
Entergy Corp.	1,600	110,208
		642,025
Electrical Equipment - 0.46%
Eaton Corp PLC (a)(e)	8,809	581,923
Electronic Equipment, Instruments & Components - 0.00%
Corning, Inc.	400	6,148
Energy Equipment & Services - 1.05%
Diamond Offshore Drilling, Inc.	800	55,048
Ensco PLC (a)(e)	700	42,119
John Wood Group PLC (a)	33,686	435,822
Schlumberger Ltd. (a)	4,900	357,847
Subsea 7 SA (a)	19,366	429,318
		1,320,154
Financial Services Company - 0.34%
Far East Horizon Ltd. (a)	633,000	430,557

Food & Staples Retailing - 1.41%
CVS Caremark Corporation	9,500	547,010
Kroger Co. (e)	1,800	60,606
Safeway, Inc.	300	6,903
Sysco Corp.	9,150	309,270
Walgreen Co.	11,600	554,016
Wal-mart Stores, Inc. (e)	4,100	306,844
		1,784,649
Food Products - 2.28%
Aryzta AG (a)	7,359	424,417
Campbell Soup Co.	1,500	64,215
DE Master Blenders NV (a)(b)	33,373	525,072
Kerry Group PLC (a)	7,438	422,471
Mead Johnson Nutrition Co.	2,306	186,947
Mondelez International, Inc.	27,862	820,815
Nutreco NV (a)	9,595	412,855
Tyson Foods, Inc. (e)	1,100	27,500
		2,884,292
Health Care Equipment & Supplies - 0.95%
Abbott Laboratories (e)	9,480	347,632
Becton Dickinson & Co. (e)	4,350	428,997
BioMerieux (a)	4,422	423,762
		1,200,391
Health Care Providers & Services - 0.97%
Aetna, Inc.	200	12,076
AmerisourceBergen Corp.	6,627	358,388
Fresenius SE & KGaA (a)	3,540	420,909
Sonic Healthcare Ltd. (a)	31,421	427,916
		1,219,289
Hotels, Restaurants & Leisure - 1.09%
Las Vegas Sands Corp.	6,300	364,770
MGM Resorts International (b)	14,000	212,380
Wyndham Worldwide Corp.	8,763	509,306
Wynn Resorts Ltd.	2,125	288,766
		1,375,222
Household Durables - 0.17%
Mohawk Industries, Inc. (b)	300	33,351
Sony Corp. (a)	7,704	155,236
Whirlpool Corp. (e)	200	25,552
		214,139
Household Products - 0.24%
Kimberly-Clark Corp. (e)	3,100	300,173

Industrial Conglomerates - 0.64%
DCC PLC (a)	10,807	410,507
First Pacific Co. Ltd. (a)	296,000	393,518
		804,025
Insurance - 1.76%
ACE Ltd. (a)(e)	1,500	134,520
Aflac, Inc.	300	16,707
Allstate Corp. (e)	2,100	101,304
American International Group, Inc. (b)	18,072	803,481
Axis Capital Holdings Ltd. (a)	700	30,492
Berkshire Hathaway, Inc. (b)	6,070	692,405
Everest Re Group Ltd. (a)(e)	1,100	142,571
Hartford Financial Services Group, Inc. (e)	5,400	165,402
Metlife, Inc. (e)	400	17,684
Travelers Companies, Inc.	700	58,604
XL Group PLC (a)(e)	1,800	56,574
		2,219,744
Internet Software & Services - 2.68%
Equinix, Inc. (b)(e)	1,100	222,904
Google, Inc. (b)	1,455	1,266,447
LinkedIn Corp. (b)	1,412	236,552
Open Text Corp. (a)	6,725	457,631
Yahoo, Inc. (b)	45,889	1,206,881
		3,390,415
IT Services - 3.28%
Accenture PLC (a)(e)	15,949	1,309,572
International Business Machines Corp.	2,580	536,692
Mastercard, Inc. (e)	1,405	801,201
Nomura Research Institute Ltd. (a)	16,000	467,473
Teradata Corp. (b)	4,128	230,136
Visa, Inc. (e)	4,498	801,274
		4,146,348
Leisure Equipment & Products - 0.03%
Hasbro, Inc.	400	17,792
Polaris Industries, Inc. (e)	200	19,102
		36,894
Machinery - 0.33%
Ingersoll-Rand PLC (a)	7,287	419,221
Media - 4.44%
CBS Corp. (e)	6,800	336,600
Comcast Corp. (e)	30,457	1,222,848
DIRECTV (b)(e)	200	12,226
DISH Network Corp.	2,700	104,058
Liberty Global, Inc. PLC (b)	4,800	353,760
Liberty Global, Inc. PLC - Series C (b)	1,100	75,559
Liberty Media Corp. (b)	3,679	459,360
Reed Elsevier NV (a)	18,670	307,697
Sirius XM Radio, Inc.	71,436	248,597
Time Warner Cable, Inc. (e)	200	19,102
Twenty-First Century Fox, Inc. (e)	47,188	1,515,207
Virgin Media, Inc.	12,746	632,966
Walt Disney Co.	5,000	315,400
		5,603,380
Multiline Retail - 1.46%
Family Dollar Stores, Inc. (e)	5,900	360,785
Kohl's Corp.	11,000	565,510
Macy's, Inc. (e)	4,700	227,198
Target Corp.	9,900	688,050
		1,841,543
Oil, Gas & Consumable Fuels - 1.52%
Anadarko Petroleum Corp. (e)	4,100	358,627
Cimarex Energy Co.	100	7,014
EOG Resources, Inc.	4,113	530,988
Hess Corp.	3,022	203,713
Marathon Petroleum Corp.	300	24,750
Murphy Oil Corp. (e)	600	37,992
Phillips 66 (e)	5,500	366,135
Royal Dutch Shell PLC (a)	5,490	183,849
Spectra Energy Corp.	6,127	187,303
Tesoro Corp. (e)	100	6,165
Valero Energy Corp.	200	8,126
Whiting Petroleum Corp. (b)	200	9,214
		1,923,876
Paper & Forest Products - 0.02%
International Paper Co. (e)	600	27,690
Personal Products - 0.16%
Avon Products, Inc. (e)	8,800	207,416
Pharmaceuticals - 0.36%
Actavis, Inc. (b)	2,904	358,034
Johnson & Johnson	1,100	92,598
		450,632
Private Banking Company - 0.33%
BHF-Bank AG (a)	31,575	415,707

Professional Services - 0.55%
Robert Half International, Inc.	8,400	291,984
Teleperformance (a)	8,560	404,424
		696,408
Real Estate Management & Development - 0.28%
CBRE Group, Inc. (b)	15,357	355,975
Road & Rail - 1.20%
Canadian Pacific Railway Ltd. (a)	6,502	858,199
Hertz Global Holdings, Inc. (b)	25,331	654,300
		1,512,499
Semiconductors & Semiconductor Equipment - 1.09%
ASML Holding NV (a)(e)	10,941	889,175
Avago Technologies Ltd. (e)	10,254	386,678
NXP Semiconductors NV (a)(b)(e)	3,400	104,890
		1,380,743
Software - 1.02%
Adobe Systems, Inc. (b)	12,580	539,808
Microsoft Corp.	21,587	752,954
		1,292,762
Specialty Retail - 1.68%
Bed Bath & Beyond, Inc. (b)(e)	5,200	354,900
Best Buy Co., Inc. (e)	200	5,510
CarMax, Inc. (b)	15,500	724,935
Gap, Inc. (e)	500	20,275
Home Depot, Inc. (e)	4,300	338,238
Lowe's Cos, Inc.	16,100	677,971
		2,121,829
Textiles, Apparel & Luxury Goods - 0.95%
Coach, Inc.	12,340	718,928
Tiffany & Co.	6,251	486,203
		1,205,131
Trading Companies & Distributors - 0.36%
WW Grainger, Inc.	1,789	460,560
Transportation Infrastructure - 0.33%
SATS Ltd. (a)	162,000	417,833
Wireless Telecommunication Services - 0.94%
Sprint Nextel Corp. (b)	95,269	695,464
Vodafone Group PLC (a)	17,103	495,132
		1,190,596
TOTAL COMMON STOCKS (Cost $55,137,999)		57,084,549

INVESTMENT COMPANIES - 0.34%
Closed-End Funds - 0.34%
ASA Gold and Precious Metals Ltd. (a)	36,145	423,701
TOTAL INVESTMENT COMPANIES (Cost $420,426)		423,701

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.22%
American Airlines 2011-1 Class B Pass Through Trust
7.000%, 07/31/2019	262,844	279,929
TOTAL ASSET BACKED SECURITIES (Cost $280,233)		279,929

CORPORATE BONDS - 5.28%
Airlines - 0.03%
American Airlines, Inc.
13.000%, 08/01/2016	35,099	37,907
Banks - 0.18%
Washington Mutual Bank
0.000%, 11/06/2009 (f)	725,000	221,125
Chemicals - 0.86%
Ashland, Inc.
6.875%, 05/15/2043	443,000	483,978
Basell Finance Co. BV
8.100%, 03/15/2027 (a)	446,000	605,879
		1,089,857
Communications Equipment Manufacturing - 0.74%
Avaya, Inc.
7.000%, 04/01/2019	1,000,000	937,500
Containers & Packaging - 0.19%
Rock Tenn Co.
4.900%, 03/01/2022	217,000	235,690
Metals & Mining - 0.64%
Barrick Gold Corp.
5.800%, 11/15/2034 (a)	520,000	512,517
Cliffs Natural Resources, Inc.
3.950%, 01/15/2018	300,000	297,353
		809,870
Oil, Gas & Consumable Fuels - 1.36%
Apache Corp.
4.750%, 04/15/2043	101,000	101,171
Energy Transfer Partners LP
5.150%, 02/01/2043	162,000	156,985
Nexen, Inc.
5.875%, 03/10/2035 (a)	83,000	95,587
Plains Exploration & Production Co.
6.750%, 02/01/2022	370,000	415,325
Quicksilver Resources, Inc.
9.125%, 08/15/2019	929,000	949,902
		1,718,970
Other Investment Pools and Funds - 0.56%
Fifth Third Capital Trust IV
6.500%, 04/01/2067 (c)	700,000	704,375
Other Telecommunications - 0.34%
Intelsat Luxembourg SA
11.250%, 02/04/2017 (a)	410,000	434,292
Paper & Forest Products - 0.17%
Westvaco Corp.
7.950%, 2/15/2031	173,000	211,624
Wired Telecommunications Carriers - 0.21%
Zayo Group LLC
10.125%, 07/01/2020	229,000	267,357
TOTAL CORPORATE BONDS (Cost $6,815,411)		6,668,567

FOREIGN GOVERNMENT BONDS - 0.16%
Turkey Government International Bond
4.875%, 04/16/2043	202,000	200,990
TOTAL FOREIGN GOVERNMENT BONDS (Cost $198,717)		200,990

MUNICIPAL BONDS - 1.27%
Alliance Airport Authority
5.750%, 12/01/2029 (f)	95,000	108,430
Atlanta Development Authority
3.000%, 09/01/2028	50,000	46,225
Buckeye Tobacco Settlement Financing Authority
5.125%, 06/01/2024	212,000	198,686
5.875%, 06/01/2030	245,000	227,015
County of Ashtabula Ohio
3.375%, 12/01/2029	10,000	9,530
Dallas-Fort Worth International Airport Facilities Improvement Corp.
6.000%, 11/01/2014 (f)	280,000	313,706
Denver City & County School District No. 1
3.500%, 12/15/2032	5,000	4,663
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	100,000	97,903
Golden State Tobacco Securitization Corp.
4.500%, 06/01/2027	200,000	195,932
Harris County Cultural Education Facilities Finance Corp.
4.000%, 12/01/2035	30,000	28,627
Iowa Finance Authority
5.000%, 12/01/2019	40,000	41,296
5.500%, 12/01/2022	20,000	20,914
Lampasas Independent School District
3.000%, 02/15/2029	40,000	38,301
Murrieta Valley Unified School District Public Financing Authority
3.125%, 09/01/2026	25,000	23,936
New Jersey Higher Education Student Assistance Authority
3.500%, 12/01/2024	30,000	28,763
3.625%, 12/01/2025	20,000	19,192
4.125%, 12/01/2035	5,000	4,757
Peach County Development Authority
4.000%, 04/01/2038	40,000	38,237
Port Authority of New York & New Jersey
3.250%, 07/15/2033	50,000	43,925
3.500%, 07/15/2038	45,000	39,973
Sherman Independent School District
3.125%, 02/15/2032	15,000	14,193
South Bay Union School District
3.250%, 08/01/2029	5,000	4,647
Spartanburg Sanitation Sewer District
4.000%, 03/01/2038	15,000	14,563
St. Joseph County Hospital Authority
4.000%, 08/15/2044	20,000	18,843
Town of Waterford CT
3.000%, 08/15/2030	10,000	9,207
Township of East Whiteland PA
3.500%, 09/01/2035	20,000	18,675
TOTAL MUNICIPAL BONDS (Cost $1,607,107)		1,610,139

US GOVERNMENT NOTE/BOND - 1.23%
United States Treasury Bond
3.125%, 02/15/2043	1,008,000	976,027
United States Treasury Note
1.750%, 05/15/2023	599,000	577,193
TOTAL US GOVERNMENT NOTE/BOND (Cost $1,589,173)		1,553,220

BANK LOANS - 10.25%
Alcatel-Lucent
7.250%, 01/24/2019	1,000,000	1,013,335
Arch Coal, Inc.
5.750%, 05/16/2018	1,000,000	1,011,605
Armstrong World Industries Inc.
3.500%, 03/15/2020	1,000,000	1,004,165
Centaur Gaming
5.250%, 02/15/2019	1,000,000	1,011,875
istar Financial Inc.
4.500%, 10/11/2017	968,053	980,274
JC Penney
6.000%, 05/21/2018	1,000,000	1,015,815
Kindred Healthcare
4.250%, 06/01/2018	868,640	877,326
Merrill Communications
7.250%, 02/15/2018	997,500	1,007,475
Sorenson Communications Inc.
9.500%, 09/07/2014	1,000,000	1,019,065
Spectrum Brands
4.500%, 11/06/2019	971,357	985,233
Sungard Data Systems, Inc.
4.500%, 01/01/2015	1,000,000	1,015,200
Walter Investments
5.750%, 11/15/2017	1,000,000	1,013,000
WMG Acquisition Corp.
3.750%, 07/06/2020	1,000,000	998,335
Total Bank Loans (Cost $12,985,242)		12,952,703

PURCHASED OPTIONS - 1.77%
Call Options - 1.24%
Accenture PLC
Expiration: January 2015, Exercise Price $55.00	3	8,580
Bank Of New York Mellon Corp.
Expiration: January 2014, Exercise Price $20.00	36	36,900
Bed Bath & Beyond, Inc.
Expiration: January 2014, Exercise Price $45.00	39	93,015
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $75.00	46	194,902
Boeing Co.
Expiration: January 2014, Exercise Price $60.00	15	58,875
Coca-Cola Company
Expiration: January 2014, Exercise Price $30.00	71	74,550
General Motors Co.
Expiration: January 2015, Exercise Price $20.00	119	173,145
iShares EURO STOXX Banks Index
Expiration: September 2013, Exercise Price $130.00	38	5,186
Johnson & Johnson
Expiration: January 2015, Exercise Price $55.00	86	253,915
Lowe's Cos, Inc.
Expiration: January 2014, Exercise Price $25.00	37	64,195
SPDR S&P 500 Index
Expiration: January 2014, Exercise Price $170.00	294	121,422
Target Corp.
Expiration: January 2015, Exercise Price $45.00	10	24,900
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	5	13,038
Walgreen Co.
Expiration: January 2014, Exercise Price $25.00	45	105,637
Walt Disney Co.
Expiration: January 2015, Exercise Price $35.00	26	74,295
Wal-mart Stores, Inc.
Expiration: January 2015, Exercise Price $55.00	52	105,820
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $25.00	101	158,974
		1,567,349
Put Options - 0.53%
Chesapeake Energy Corp.
Expiration: January 2014, Exercise Price $15.00	1,500	67,500
Cummins, Inc.
Expiration: June 2013, Exercise Price $97.50	1	5
iShares MSCI Brazil Capped ETF
Expiration: June 2013, Exercise Price $51.00	14	1,708
SPDR S&P 500 Index
Expiration: January 2014, Exercise Price $95.00	330	5,280
Expiration: January 2014, Exercise Price $147.00	328	106,600
Expiration: January 2014, Exercise Price $162.00	650	479,700
Expiration: June 2013, Exercise Price $41.00	16	5,800
Expiration: June 2013, Exercise Price $150.00	13	325
Vale SA
Expiration: June 2013, Exercise Price $17.00	6	1,656
		668,574
TOTAL PURCHASED OPTIONS (Cost $2,166,536)		2,235,923

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 38.24%
Money Market Funds - 38.24%
First American Prime Obligations Fund, 0.004% (c)(d)(e)	16,099,974	16,099,974
STIT - Liquid Assets Portfolio, 0.092% (c)(d)(e)	16,099,983	16,099,983
Fidelity Institutional Money Market Portfolio, 0.077% (c)(d)(e)	16,099,994	16,099,994
TOTAL MONEY MARKET FUNDS (Cost $48,299,951)		48,299,951

Total Investments (Cost $129,500,795) - 103.95%		131,309,672
Liabilities in Excess of Other Assets - (3.95)%		(4,989,581)
TOTAL NET ASSETS - 100.00%		$126,320,091

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b) Non-income producing security.
(c) Variable rate security. The rate shown is as of May 31, 2013.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)	All or a portion of this security is pledged as collateral for written options and may be subject to call options written.
(f)	Represents a security that is in default.

Aurora Horizons Fund
Schedule of Securities Sold Short
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS
ABIOMED, Inc.	(6,500)	(140,205)
Altria Group, Inc.	(6,700)	(241,870)
Angie's List, Inc.	(5,500)	(129,030)
Ariad Pharmaceuticals, Inc.	(7,000)	(128,380)
AT&T, Inc.	(14,979)	(524,115)
athenahealth, Inc.	(1,483)	(125,388)
AVANIR Pharmaceuticals, Inc.	(30,000)	(99,600)
Baker Hughes, Inc.	(4,700)	(213,756)
Bank Of America Corporation	(15,300)	(208,998)
Bio-Reference Labs, Inc.	(4,000)	(123,400)
Boulder Brands, Inc.	(13,000)	(136,370)
Caterpillar, Inc.	(2,648)	(227,198)
Celanese Corp.	(3,200)	(157,920)
Charles Schwab Corp.	(4,800)	(95,328)
Chesapeake Energy Corp.	(10,600)	(231,504)
Clorox Co.	(1,400)	(116,312)
Continental Resources, Inc.	(2,700)	(219,051)
Cummins, Inc.	(1,000)	(119,630)
Danaher Corp.	(1,000)	(61,820)
Deere & Co.	(9,450)	(823,190)
Demandware, Inc.	(4,500)	(137,745)
DIRECTV	(6,111)	(373,565)
Dollar General Corp.	(4,500)	(237,600)
Dow Chemical Co.	(7,000)	(241,220)
Elizabeth Arden, Inc.	(2,600)	(122,460)
Emerson Electric Co.	(4,300)	(247,078)
Encore Wire Corp.	(3,576)	(123,765)
Essilor International SA (a)	(3,832)	(424,001)
Expeditors International of Washington, Inc.	(8,047)	(314,074)
FMC Technologies, Inc.	(100)	(5,566)
Gemalto NV (a)	(3,450)	(289,675)
GenMark Diagnostics, Inc.	(8,533)	(127,142)
Halliburton Co.	(6,400)	(267,840)
HealthStream, Inc.	(5,000)	(133,900)
Hewlett-Packard Co.	(2,600)	(63,492)
Infosys Ltd. (a)	(9,973)	(416,373)
iRobot Corp.	(4,000)	(135,160)
Jacobs Engineering Group, Inc.	(4,900)	(279,349)
JB Hunt Transport Services, Inc.	(1,400)	(103,124)
Joy Global, Inc.	(3,900)	(210,912)
K12, Inc.	(4,465)	(132,700)
KEYW Holding Corp.	(9,692)	(142,957)
Kohl's Corp.	(4,745)	(243,940)
Kraft Foods Group, Inc.	(4,800)	(264,624)
L Brands, Inc.	(5,600)	(280,056)
LeapFrog Enterprises, Inc.	(14,671)	(140,402)
Linear Technology Corp.	(3,700)	(138,750)
MAKO Surgical Corp.	(11,000)	(135,960)
McDonald's Corp.	(1,900)	(183,483)
Nordstrom, Inc.	(600)	(35,292)
Novadaq Technologies, Inc. (a)	(10,000)	(135,600)
Optimer Pharmaceuticals, Inc.	(8,540)	(127,075)
Parker Hannifin Corp.	(2,800)	(279,328)
Power Integrations, Inc.	(2,916)	(124,484)
ReachLocal, Inc.	(8,372)	(116,371)
Rosetta Stone, Inc.	(8,000)	(136,160)
Ruby Tuesday, Inc.	(13,000)	(120,250)
Sangamo Biosciences, Inc.	(15,000)	(120,000)
SAP AG (a)	(3,590)	(263,650)
Scripps Networks Interactive, Inc.	(5,041)	(339,562)
Seagate Technology PLC (a)	(100)	(4,308)
Sequenom, Inc.	(29,691)	(122,921)
Silicon Graphics International Corp.	(8,000)	(120,800)
Sourcefire, Inc.	(2,114)	(118,299)
Stamps.com, Inc.	(4,184)	(159,494)
T Rowe Price Group, Inc.	(3,600)	(273,096)
Toll Brothers, Inc.	(6,400)	(218,688)
Trex Co., Inc.	(2,000)	(111,140)
Trulia, Inc.	(2,000)	(61,480)
Universal Display Corp.	(4,500)	(134,010)
Walt Disney Co.	(4,200)	(264,936)
Wells Fargo & Co.	(4,700)	(190,585)
WisdomTree Investments, Inc.	(11,461)	(142,575)
Wynn Resorts Ltd.	(1,700)	(231,013)
Zebra Technologies Corp.	(2,680)	(122,369)
TOTAL COMMON STOCKS (Cost $13,876,109)		(14,113,464)

EXCHANGE-TRADED FUNDS
SPDR S&P 500 ETF Trust	(6,520)	(1,064,325)
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,019,265)		(1,064,325)

	Principal
	Amount	Value
CORPORATE BONDS
Chemical Manufacturing
CF Industries, Inc.
7.125%, 05/01/2020	(202,000)	(250,979)
Energy
Hess Corp.
5.600%, 02/15/2041	(455,000)	(485,065)
Kinder Morgan Energy Partners LP
5.000%, 03/01/2043	(101,000)	(100,188)
Marathon Petroleum Corp.
5.125%, 03/01/2021	(100,000)	(114,909)
6.500%, 03/01/2041	(127,000)	(153,241)
		(268,150)
Occidental Petroleum Corp.
2.700%, 02/15/2023	(177,000)	(171,323)
Valero Energy Corp.
6.625%, 06/15/2037	(161,000)	(195,574)
Materials
Alcoa, Inc.
5.950%, 02/01/2037	(269,000)	(256,871)
Media
Dish DBS Corp.
6.250%, 05/15/2023	(162,000)	(162,810)
Oil and Gas Extraction
Enterprise Products Operating LLC
3.350%, 03/15/2023	(202,000)	(200,561)
4.450%, 02/15/2043	(50,000)	(47,303)
		(247,864)
Telecommunication Services
Verizon Communications, Inc.
3.850%, 11/01/2042	(160,000)	(138,463)
TOTAL CORPORATE BONDS (Proceeds $2,320,920)		(2,277,287)

US GOVERNMENT NOTE/BONDS
United States Treasury Note
1.125%, 04/30/2020	(97,000)	(94,416)
United States Treasury Bond
3.125%, 02/15/2043	(993,000)	(961,503)
United States Treasury Note
0.625%, 04/30/2018	(263,000)	(257,884)
1.750%, 05/15/2023	(826,000)	(795,928)
		(1,053,812)
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $2,167,086)		(2,109,731)
Total Securities Sold Short (Proceeds $19,383,380)		$(19,564,807)

(a) Foreign issued security.

Aurora Horizons Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

CALL OPTIONS
3M Co.
Expiration: January 2014, Exercise Price $1.10	6	3,510
Accenture PLC
Expiration: January 2014, Exercise Price $0.80	6	3,750
Allstate Corp.
Expiration: January 2014, Exercise Price $0.50	3	654
Altria Group, Inc.
Expiration: January 2014, Exercise Price $0.40	22	968
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $2.95	2	3,252
Expiration: January 2014, Exercise Price $3.10	2	2,380
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $0.50	3	195
American Express Company
Expiration: January 2014, Exercise Price $0.70	10	9,310
Amgen, Inc.
Expiration: January 2014, Exercise Price $1.00	7	6,720
Anadarko Petroleum Corp.
Expiration: January 2014, Exercise Price $0.90	5	3,800
Apache Corp.
Expiration: January 2014, Exercise Price $0.90	2	760
Apple, Inc.
Expiration: January 2014, Exercise Price $6.00	3	1,230
AT&T, Inc.
Expiration: January 2014, Exercise Price $0.40	67	2,278
Baker Hughes, Inc.
Expiration: January 2014, Exercise Price $0.50	3	669
Bank of America Corp.
Expiration: January 2014, Exercise Price $0.15	126	8,946
Bank of New York Mellon Corp.
Expiration: January 2014, Exercise Price $0.32	11	1,595
Baxter International, Inc.
Expiration: January 2014, Exercise Price $0.80	5	620
Becton, Dickinson, and Co.
Expiration: December 2013, Exercise Price $0.95	18	13,500
Bershire Hathaway, Inc.
Expiration: January 2014, Exercise Price $1.10	19	17,575
Boeing Co.
Expiration: January 2014, Exercise Price $0.85	7	11,515
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $0.40	18	12,870
CarMax, Inc.
Expiration: October 2013, Exercise Price $0.48	49	14,088
Chevron Corp.
Expiration: January 2014, Exercise Price $1.30	20	7,000
Chipotle Mexican Grill, Inc.
Expiration: January 2014, Exercise Price $3.30	1	5,355
Cintas Corp.
Expiration: January 2014, Exercise Price $0.50	18	1,665
Cisco Systems, Inc.
Expiration: January 2014, Exercise Price $0.25	59	8,024
Citigroup, Inc.
Expiration: January 2014, Exercise Price $0.50	32	18,656
Coca-Cola Company
Expiration: January 2014, Exercise Price $0.43	22	2,552
Cognizant Technology Solutions Corp.
Expiration: January 2014, Exercise Price $0.85	3	486
Colgate-Palmolive Co.
Expiration: January 2014, Exercise Price $0.63	6	1,014
Comcast Corp.
Expiration: January 2014, Exercise Price $0.45	29	3,161
ConocoPhillips
Expiration: January 2014, Exercise Price $0.65	13	2,600
Costco Wholesale Corp.
Expiration: January 2014, Exercise Price $1.15	3	1,290
Cummins, Inc.
Expiration: January 2014, Exercise Price $1.25	7	6,580
CVS Caremark Corp.
Expiration: January 2014, Exercise Price $0.60	13	3,445
Dell, Inc.
Expiration: January 2014, Exercise Price $0.15	13	182
DENTSPLY International, Inc.
Expiration: July 2013, Exercise Price $0.45	10	100
Devon Energy Corp.
Expiration: January 2014, Exercise Price $0.60	3	1,080
Dow Chemical Company
Expiration: January 2014, Exercise Price $0.40	11	957
E.I. du Pont de Nemours and Company
Expiration: January 2014, Exercise Price $0.55	10	3,830
EMC Corp.
Expiration: January 2014, Exercise Price $0.30	22	946
eBay, Inc.
Expiration: January 2014, Exercise Price $0.60	11	3,443
Emerson Electric Co.
Expiration: January 2014, Exercise Price $0.65	7	721
Exelon Corp.
Expiration: January 2014, Exercise Price $0.35	9	585
Fastenal Company
Expiration: January 2014, Exercise Price $0.55	15	5,085
FedEx Corp.
Expiration: January 2014, Exercise Price $1.15	2	342
Ford Motor Corp.
Expiration: January 2014, Exercise Price $0.15	41	6,765
Franklin Resources, Inc.
Expiration: January 2014, Exercise Price $1.70	4	3,200
Freeport-McMoRan Copper & Gold, Inc.
Expiration: January 2014, Exercise Price $0.40	10	620
General Electric Co.
Expiration: January 2014, Exercise Price $0.25	121	8,228
General Dynamics Corp.
Expiration: January 2014, Exercise Price $0.80	2	840
Gilead Science, Inc.
Expiration: January 2014, Exercise Price $0.45	16	19,200
Goldman Sachs Group, Inc.
Expiration: January 2014, Exercise Price $1.55	9	16,020
Google, Inc.
Expiration: January 2014, Exercise Price $8.50	1	7,640
Halliburton Co.
Expiration: January 2014, Exercise Price $0.40	10	4,930
Hewlett-Packard Co.
Expiration: January 2014, Exercise Price $0.20	20	10,800
Home Depot, Inc.
Expiration: January 2014, Exercise Price $0.75	16	12,640
Honeywell International, Inc.
Expiration: January 2014, Exercise Price $0.75	7	5,425
Intel Corp.
Expiration: January 2014, Exercise Price $0.25	57	7,296
International Game Technology
Expiration: January 2014, Exercise Price $0.17	31	7,843
International Business Machines Corp.
Expiration: January 2014, Exercise Price $2.20	11	7,249
Iron Mountain, Inc.
Expiration: January 2014, Exercise Price $0.38	13	2,730
iShares MSCI Hong Kong Index
Expiration: January 2014, Exercise Price $0.22	96	1,440
iShares MSCI Brazil Capped Index
Expiration: January 2014, Exercise Price $0.62	24	888
iShares Russell 2000 Index
Expiration: January 2014, Exercise Price $0.96	65	44,460
Johnson & Johnson
Expiration: January 2014, Exercise Price $0.80	48	31,680
JPMorgan Chase & Co.
Expiration: January 2014, Exercise Price $0.55	43	15,265
Kinder Morgan Energy Partners LP
Expiration: January 2014, Exercise Price $0.95	3	144
Eli Lilly and Co.
Expiration: January 2014, Exercise Price $0.60	10	1,090
Lowes Companies, Inc.
Expiration: January 2014, Exercise Price $0.40	74	35,150
Expiration: January 2014, Exercise Price $0.42	42	13,230
Mastercard, Inc.
Expiration: January 2014, Exercise Price $6.00	1	2,940
McDonald's Corp.
Expiration: January 2014, Exercise Price $1.05	10	1,590
Medtronic, Inc.
Expiration: January 2014, Exercise Price $0.50	10	3,920
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $0.50	33	3,795
MetLife, Inc.
Expiration: January 2014, Exercise Price $0.40	10	6,500
Microsoft Corp.
Expiration: January 2014, Exercise Price $0.30	84	47,460
Mohawk Industries, Inc.
Expiration: August 2013, Exercise Price $1.20	1	320
Mondelez International, Inc.
Expiration: January 2014, Exercise Price $0.30	19	3,572
Monsanto Co.
Expiration: January 2014, Exercise Price $1.10	6	2,424
Expiration: January 2014, Exercise Price $1.15	5	1,265
Morgan Stanley
Expiration: January 2014, Exercise Price $0.25	15	4,740
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $0.80	3	798
Netflix, Inc.
Expiration: January 2014, Exercise Price $1.10	6	70,860
News Corp.
Expiration: January 2014, Exercise Price $0.30	23	8,970
Nike, Inc.
Expiration: January 2014, Exercise Price $0.60	16	9,000
Norfolk Southern Corp.
Expiration: January 2014, Exercise Price $0.75	2	1,210
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $0.95	9	5,805
Oracle Corp.
Expiration: January 2014, Exercise Price $0.40	43	2,752
Pepsico, Inc.
Expiration: January 2014, Exercise Price $0.80	16	6,480
Pfizer, Inc.
Expiration: January 2014, Exercise Price $0.30	84	5,292
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $1.00	19	2,755
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $0.80	31	7,750
QUALCOMM, Inc.
Expiration: January 2014, Exercise Price $0.75	19	1,976
Raytheon Co.
Expiration: January 2014, Exercise Price $0.65	2	835
Salesforce.com, Inc.
Expiration: January 2014, Exercise Price $0.48	8	2,176
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $0.85	14	2,856
Simon Property Group, Inc.
Expiration: January 2014, Exercise Price $1.85	2	568
Southern Co.
Expiration: January 2014, Exercise Price $0.50	9	252
SPDR S&P Metals & Mining
Expiration: January 2014, Exercise Price $0.50	41	1,620
Starbucks Corp.
Expiration: January 2014, Exercise Price $0.65	7	2,800
Target Corp.
Expiration: January 2014, Exercise Price $0.70	6	2,430
Texas Instruments, Inc.
Expiration: January 2014, Exercise Price $0.35	11	3,173
Time Warner, Inc.
Expiration: January 2014, Exercise Price $0.55	10	6,950
USG Corp.
Expiration: January 2014, Exercise Price $0.30	9	2,808
Union Pacific Corp.
Expiration: January 2014, Exercise Price $1.50	3	4,200
United Parcel Service, Inc.
Expiration: January 2014, Exercise Price $0.90	10	2,250
United Technologies Corp.
Expiration: January 2014, Exercise Price $1.00	10	3,990
UnitedHealth Group, Inc.
Expiration: January 2014, Exercise Price $0.60	10	6,450
Verizon Communications Inc.
Expiration: January 2014, Exercise Price $0.50	52	9,724
US Bancorp
Expiration: January 2014, Exercise Price $0.40	20	840
Visa, Inc.
Expiration: January 2014, Exercise Price $1.80	3	3,900
Expiration: January 2014, Exercise Price $1.85	5	5,500
Walgreen Co.
Expiration: January 2014, Exercise Price $0.45	9	4,905
Walt Disney Co.
Expiration: January 2014, Exercise Price $0.58	19	15,865
Expiration: January 2014, Exercise Price $0.70	17	3,315
Wal-mart Stores, Inc.
Expiration: January 2014, Exercise Price $0.80	19	3,420
Wells Fargo & Co.
Expiration: January 2014, Exercise Price $0.40	61	17,080
Whole Food Market, Inc.
Expiration: January 2014, Exercise Price $0.49	30	19,350
Williams Companies, Inc.
Expiration: January 2014, Exercise Price $0.40	6	702
Yum! Brands, Inc.
Expiration: January 2014, Exercise Price $0.75	6	1,395
		795,585

PUT OPTIONS
3M Co.
Expiration: January 2014, Exercise Price $0.75	3	177
Accenture PLC
Expiration: January 2014, Exercise Price $0.55	3	165
Allstate Corp.
Expiration: January 2014, Exercise Price $0.35	2	83
Altria Group, Inc.
Expiration: January 2014, Exercise Price $0.25	15	375
Amazon.com, Inc.
Expiration: January 2014, Exercise Price $2.15	1	730
American Electric Power Co., Inc.
Expiration: January 2014, Exercise Price $0.35	2	75
American Express Co.
Expiration: January 2014, Exercise Price $0.50	7	336
Amgen, Inc.
Expiration: January 2014, Exercise Price $0.70	5	395
Anadarko Petroleum Corp.
Expiration: January 2014, Exercise Price $0.60	2	125
Apache Corp.
Expiration: January 2014, Exercise Price $0.65	1	180
Apple, Inc.
Expiration: January 2014, Exercise Price $4.15	7	16,156
Expiration: January 2014, Exercise Price $6.00	3	46,500
AT&T, Inc.
Expiration: January 2014, Exercise Price $0.25	48	1,200
Baker Hughes, Inc.
Expiration: January 2014, Exercise Price $0.35	2	200
Bank Of America Corp.
Expiration: January 2014, Exercise Price $0.07	88	440
Bank of New York Mellon Corp.
Expiration: January 2014, Exercise Price $0.20	9	230
Baxter International, Inc.
Expiration: January 2014, Exercise Price $0.55	3	216
Berkshire Hathaway, Inc.
Expiration: January 2014, Exercise Price $0.75	13	708
Boeing Co.
Expiration: January 2014, Exercise Price $0.60	5	225
Bristol-Myers Squibb Co.
Expiration: January 2014, Exercise Price $0.28	13	455
Capital One Financial Corp.
Expiration: January 2014, Exercise Price $0.50	3	531
Caterpillar, Inc.
Expiration: January 2014, Exercise Price $0.75	3	843
Chesapeake Energy Corp.
Expiration: January 2014, Exercise Price $0.20	500	86,000
Chevron Corp.
Expiration: January 2014, Exercise Price $0.90	14	1,512
Cisco Systems, Inc.
Expiration: January 2014, Exercise Price $0.18	41	1,394
Citigroup, Inc.
Expiration: January 2014, Exercise Price $0.35	23	1,173
Coca-Cola Co.
Expiration: January 2014, Exercise Price $0.30	35	945
Expiration: January 2014, Exercise Price $0.40	5	1,275
Colgate-Palmolive Co.
Expiration: January 2014, Exercise Price $0.43	4	200
Comcast Corp.
Expiration: January 2014, Exercise Price $0.30	20	1,050
Costco Wholesale Corp.
Expiration: January 2014, Exercise Price $0.81	2	162
CVS Caremark Corp.
Expiration: January 2014, Exercise Price $0.42	9	459
Deckers Outdoor Corp.
Expiration: January 2014, Exercise Price $0.40	19	4,512
Deere & Co.
Expiration: January 2015, Exercise Price $0.80	8	7,256
Dell, Inc.
Expiration: January 2014, Exercise Price $0.10	9	126
Devon Energy Corp.
Expiration: January 2014, Exercise Price $0.45	2	246
Dow Chemical Co.
Expiration: January 2014, Exercise Price $0.27	9	693
E.I. du Pont de Nemours and Company
Expiration: January 2014, Exercise Price $0.20	15	735
Expiration: January 2014, Exercise Price $0.35	6	162
eBay, Inc.
Expiration: January 2014, Exercise Price $0.40	9	900
Emerson Electric Co.
Expiration: January 2014, Exercise Price $0.45	5	425
Exelon Corp.
Expiration: January 2014, Exercise Price $0.25	5	200
Exxon Mobil Corp.
Expiration: January 2014, Exercise Price $0.70	29	2,494
FedEx Corp.
Expiration: January 2014, Exercise Price $0.80	1	222
Ford Motor Co.
Expiration: January 2014, Exercise Price $0.10	29	319
Freeport-McMoRan Copper & Gold, Inc.
Expiration: January 2014, Exercise Price $0.30	6	1,830
General Electric Co.
Expiration: January 2014, Exercise Price $0.15	86	1,118
General Dynamics Corp.
Expiration: January 2014, Exercise Price $0.55	1	90
Gilead Sciences, Inc.
Expiration: January 2014, Exercise Price $0.30	10	190
Goldman Sachs Group, Inc.
Expiration: January 2014, Exercise Price $1.10	2	320
Google, Inc.
Expiration: January 2014, Exercise Price $5.90	2	685
Halliburton Co.
Expiration: January 2014, Exercise Price $0.30	6	387
Hewlett-Packard Co.
Expiration: January 2014, Exercise Price $0.15	14	385
Home Depot, Inc.
Expiration: January 2014, Exercise Price $0.50	11	478
Honeywell International, Inc.
Expiration: January 2014, Exercise Price $0.55	5	368
Intel Corp.
Expiration: January 2014, Exercise Price $0.18	40	1,080
International Business Machines Corp.
Expiration: January 2014, Exercise Price $1.55	9	1,197
iShares MSCI Brazil Capped Index
Expiration: June 2013, Exercise Price $0.46	14	210
Johnson & Johnson
Expiration: January 2014, Exercise Price $0.60	20	800
JPMorgan Chase & Co.
Expiration: January 2014, Exercise Price $0.35	45	1,845
Kohl's Corp.
Expiration: January 2014, Exercise Price $0.53	10	5,200
Eli, Lilly, and Co.
Expiration: January 2014, Exercise Price $0.45	7	886
Lockheed Martin Corp.
Expiration: January 2014, Exercise Price $0.75	1	77
Lowe's Companies, Inc.
Expiration: January 2014, Exercise Price $0.27	9	252
Mastercard, Inc.
Expiration: January 2014, Exercise Price $4.20	1	500
McDonald's Corp.
Expiration: January 2014, Exercise Price $0.75	7	434
Medtronic, Inc.
Expiration: January 2014, Exercise Price $0.35	7	182
Merck & Co., Inc.
Expiration: January 2014, Exercise Price $0.35	23	966
MetLife, Inc.
Expiration: January 2014, Exercise Price $0.30	7	427
Microsoft Corp.
Expiration: January 2014, Exercise Price $0.20	59	738
Monsanto Co.
Expiration: January 2014, Exercise Price $0.80	2	360
Morgan Stanley
Expiration: January 2014, Exercise Price $0.15	10	210
National Oilwell Varco, Inc.
Expiration: January 2014, Exercise Price $0.55	13	2,002
News Corp.
Expiration: January 2014, Exercise Price $0.20	15	187
Nike, Inc.
Expiration: January 2014, Exercise Price $0.40	3	135
Norfolk Southern Corp.
Expiration: January 2014, Exercise Price $0.50	1	52
Occidental Petroleum Corp.
Expiration: January 2014, Exercise Price $0.65	5	535
Oracle Corp.
Expiration: January 2014, Exercise Price $0.28	29	2,204
Pepsico, Inc.
Expiration: January 2014, Exercise Price $0.55	11	352
Pfizer, Inc.
Expiration: January 2014, Exercise Price $0.20	59	1,741
Philip Morris International, Inc.
Expiration: January 2014, Exercise Price $0.70	13	1,144
Procter & Gamble Co.
Expiration: January 2014, Exercise Price $0.55	20	1,040
QUALCOMM, Inc.
Expiration: January 2014, Exercise Price $0.50	13	1,105
Raytheon Co.
Expiration: January 2014, Exercise Price $0.45	1	31
Schlumberger Ltd.
Expiration: January 2014, Exercise Price $0.60	9	1,742
Simon Property Group, Inc.
Expiration: January 2014, Exercise Price $1.30	1	194
Southern Co.
Expiration: January 2014, Exercise Price $0.35	6	210
SPDR S&P 500
Expiration: January 2014, Exercise Price $1.18	790	51,350
SPDR S&P Metals & Mining
Expiration: June 2013, Exercise Price $0.37	16	1,296
Staples, Inc.
Expiration: January 2014, Exercise Price $0.12	31	1,472
Starbuck Corp.
Expiration: January 2014, Exercise Price $0.45	5	290
Texas Instrument, Inc.
Expiration: January 2014, Exercise Price $0.25	9	279
Time Warner, Inc.
Expiration: January 2014, Exercise Price $0.40	6	219
USG Corp.
Expiration: January 2014, Exercise Price $0.20	9	1,035
Union Pacific Corp.
Expiration: January 2014, Exercise Price $1.05	2	212
United Parcel Service, Inc.
Expiration: January 2014, Exercise Price $0.63	6	309
United Technologies Corp.
Expiration: January 2014, Exercise Price $0.70	6	594
UnitedHealth Group, Inc.
Expiration: January 2014, Exercise Price $0.45	7	413
US Bancorp
Expiration: January 2014, Exercise Price $0.25	14	406
Verizon Communications, Inc.
Expiration: January 2014, Exercise Price $0.35	22	814
Visa, Inc.
Expiration: January 2014, Exercise Price $1.30	2	370
Walgreen Co.
Expiration: January 2014, Exercise Price $0.30	6	273
Wal-Mart Stores, Inc.
Expiration: January 2014, Exercise Price $0.58	13	696
Walt Disney Co.
Expiration: January 2014, Exercise Price $0.40	13	429
Wells Fargo & Co.
Expiration: January 2014, Exercise Price $0.28	43	1,505
		278,656
Total Options Written (Premiums Received $934,242)		$1,074,241

Aurora Horizons Fund
Schedule of Open Futures Contracts
May 31, 2013 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

SGX Japanese Government Bond Future (d)	3	$425,653	Jun-13	$(6,247)
Three Month Euro Euribor Interest Rate Future (d)	102	33,017,625	Sep-14	7,392
90 Day Euro Future (d)	204	50,716,950	Sep-14	(35,744)
90 Day Sterling Interest Rate Future (d)	153	28,868,391	Sep-14	(39,978)
10 Year Commonwealth Treasury Bond Future (d)	18	1,664,804	Jun-13	(31,670)
CAC 40 10 Euro Future (d)	23	1,178,130	Jun-13	(7,270)
German Stock Index Future (d)	6	1,631,151	Jun-13	14,874
CBOT Mini DJIA Future (d)	34	2,567,000	Jun-13	34,356
Euro STOXX 50 Future (d)	36	1,297,980	Jun-13	(116)
FTSE 100 Index Future (d)	3	299,635	Jun-13	12,228
Hang Seng Index Future (d)	1	142,819	Jun-13	(3,973)
NASDAQ 100 E-Mini Future (d)	40	2,384,200	Jun-13	34,195
Russell 2000 Mini Index Future (d)	15	1,474,650	Jun-13	(1,687)
E-mini S&P 500 Future (d)	23	1,873,350	Jun-13	(4,947)
Total Futures Contracts Purchased		$127,542,338		$(28,587)

Brent Crude Future (d)	(13)	$1,305,070	Jul-13	$25,810
Heating Oil Future (d)	(12)	1,401,826	Jul-13	47,993
SGX NIKKEI Future (d)	(2)	136,280	Jun-13	8,354
RBOB Gasoline Future (d)	(8)	925,646	Jul-13	14,016
S&P 500 Emini Future	(63)	5,131,350	Jun-13	(64,877)
Total Futures Contracts Sold		$8,900,172		$31,296

(d) Security held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Schedule of Open Forward Currency Contracts
May 31, 2013 (Unaudited)

		Contract	Fair	Net
	Settlement	Amount	Value	Unrealized
Purchase Contracts:	Date	(USD)	(USD)	(USD)
5,546,448 AUD (d)	6/21/2013	5,720,053	5,299,934	(420,119)
4,160,446 CAD (d)	6/21/2013	4,115,749	4,010,973	(104,776)
1,740,177 CHF (d)	6/21/2013	1,817,292	1,820,151	2,859
2,233,768 EUR (d)	6/21/2013	2,910,616	2,903,647	(6,969)
1,869,441 GBP (d)	6/21/2013	2,888,320	2,840,013	(48,307)
5,050,000 JPY	6/19/2013	49,972	50,274	302
185,808,760 JPY (d)	6/21/2013	1,854,033	1,849,821	(4,212)
39,395,590 MXN (d)	6/21/2013	3,174,465	3,076,602	(97,863)
3,333,050 NZD (d)	6/21/2013	2,794,153	2,645,224	(148,929)
Total Purchase Contracts				(828,014)

Sale Contracts:
8,121,522 AUD (d)	6/21/2013	8,250,063	7,760,558	489,505
50,000 CAD	6/19/2013	48,248	48,206	42
6,176,886 CAD (d)	6/21/2013	6,063,295	5,954,969	108,326
2,135,232 CHF (d)	6/21/2013	2,241,585	2,233,362	8,223
1,416,000 DKK	6/19/2013	244,674	246,913	(2,239)
1,050,000 EUR	6/19/2013	1,346,782	1,364,868	(18,086)
3,501,936 EUR (d)	6/21/2013	4,485,858	4,552,124	(66,266)
2,346,173 GBP (d)	6/21/2013	3,546,825	3,564,254	(17,429)
32,059,000 JPY	6/19/2013	318,091	319,161	(1,070)
190,867,194 JPY (d)	6/21/2013	1,964,293	1,900,180	64,113
1,220,390 MXN (d)	6/21/2013	99,397	95,306	4,091
4,548,619 NZD (d)	6/21/2013	3,760,307	3,609,942	150,365
Total Sales Contracts				719,575
Net Value of Outstanding Forward Currency Contracts				(108,439)

(d) Security held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar

Aurora Horizons Fund
Schedule of Total Return Swaps
May 31, 2013 (Unaudited)

		Pay/Receive				Unrealized
		Total Return on	Financing	Market	Number of	Appreciation/
Counterparty	Reference Entity	Reference Enity	Rate	Value	Shares/Units	(Depreciation)
Morgan Stanley	Aozora Bank NPV	Pay	0.620%	$237,090	81,000	$(2,222)
Morgan Stanley	BHP Billiton Ltd.	Receive	(0.535)%	(126,133)	(1,931)	(1,630)
Morgan Stanley	Caterpiller Inc.	Receive	(0.102)%	(126,126)	(1,470)	(3,994)
Morgan Stanley	Christian Dior	Pay	0.512%	$373,558	2,029	47,930
Morgan Stanley	Energy Select Sector SPDR	Receive	(0.269)%	(45,258)	(562)	713
Morgan Stanley	Industrial Select Sector SPDR	Receive	(0.286)%	(479,912)	(11,035)	(23,252)
Morgan Stanley	Inpex Corporation NPV	Pay	0.620%	104,405	24	(6,225)
Morgan Stanley	Liberty Global, Inc.	Receive	(0.501)%	(138,114)	(1,874)	2,183
Morgan Stanley	Liberty Global, Inc.	Receive	(1.595)%	(81,466)	(1,186)	1,322
Morgan Stanley	LVMH Moet Hennessy	Receive	(0.288)%	(361,082)	(2,033)	(36,269)
Morgan Stanley	Nippon Telegraph and Telephone Corp.	Pay	0.620%	115,624	2,300	14,328
Morgan Stanley	Nissan Motor Co. Ltd	Pay	0.620%	88,796	8,000	71
Morgan Stanley	NKSJ Holdings, Inc. NPV	Pay	0.620%	369,678	16,000	24,690
Morgan Stanley	Smiths Group	Pay	0.892%	257,299	12,280	20,579
Morgan Stanley	Sony Corp.	Pay	0.620%	53,033	2,600	(612)
Morgan Stanley	SPDR S&P Oil & Gas Series Trust	Receive	(1.288)%	(86,240)	(1,429)	(4,620)
Morgan Stanley	STOXX Europe 600 Index	Receive	(0.338)%	(687,107)	(1,757)	(14,733)
Morgan Stanley	Warner Chilcott PLC	Receive	(0.102)%	(109,843)	(5,721)	2,795
						$21,054

Aurora Horizons Fund
Schedule of Credit Default Swaps
May 31, 2013 (Unaudited)

						Unrealized
		Expiration	Interest Rate	Notional	Premium	Appreciation/
Counterparty	Reference Entity	Date	Paid	Amount	Paid	(Depreciation)
Morgan Stanley	Glencore International AG 6.500%, 2/27/2019	6/20/2018	(1.00)%	$300,000	$16,413	$6,226
Morgan Stanley	J.C. Penney Company, Inc. 6.375%, 10/15/2036	6/20/2016	(5.00)%	1,000,000	20,000	5,971
Morgan Stanley	Transocean, Inc. 7.375%, 4/15/2018	6/20/2018	(1.00)%	580,000	6,395	1,360
				$1,880,000	$42,807	$13,557

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Aurora Investment Management L.L.C.

The cost basis of investments for federal income tax purposes at May 31, 2013.
was as follows*:

Cost of investments	$129,500,795
Gross unrealized appreciation on futures	199,218
Gross unrealized appreciation on forwards	877,108
Gross unrealized appreciation on swaps	128,168
Gross unrealized appreciation on investments	2,723,656
Gross unrealized appreciation on short positions	416,510
Gross unrealized appreciation on options	493,590
Gross unrealized depreciation on futures	(196,509)
Gross unrealized depreciation on forwards	(985,547)
Gross unrealized depreciation on swaps	(93,557)
Gross unrealized depreciation on investments	(984,166)
Gross unrealized depreciation on short positions	(597,937)
Gross unrealized depreciation on options	(564,202)
Net unrealized appreciation	$1,416,332

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2014.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.

The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Aurora Horizons Fund.

The Aurora Horizon Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with the Aurora Horizon Fund’s investment objectives and policies. As of May 31, 2013, the Subsidiary’s net assets were

$10,850,409, which represented 8.6% of the Aurora Horizon Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in the Aurora Horizon Fund’s investment company taxable income.

(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$57,084,549	$-	$-	$57,084,549
Investment Companies	423,701	-	-	$423,701
Total Equity	$57,508,250	$-	$-	$57,508,250

Fixed Income
Asset Backed Securities1	$-	$279,929	$-	$279,929
Bank Loans1	-	12,952,703	-	12,952,703
Corporate Bonds1	-	6,668,567	-	6,668,567
Foreign Government Bonds1	-	200,990	-	200,990
Municipal Bonds	-	1,610,139	-	1,610,139
US Government Note/ Bond	-	1,553,220	-	1,553,220
Total Fixed Income	$-	$23,265,548	$-	$23,265,548

Derivative
Purchased Options	1,323,623	912,300	-	2,235,923
Total Derivative	1,323,623			2,235,923

Short-Term Investments	-	48,299,951	-	48,299,951

Total Investments in Securities	$58,831,873	$72,477,799	$-	$131,309,672

Short Sales
Common Stocks	$14,113,464	$-	$-	$14,113,464
Corporate Bonds		2,277,287		2,277,287
Exchange-Traded Funds	1,064,325			1,064,325
US Government Notes/Bonds		2,109,731		2,109,731
Total Short Sales	$15,177,789	$4,387,018	$-	$19,564,807

Other Financial Instruments*	$(102,679)	$(108,439)	$-	$(211,118)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures contracts, forward contracts and swap contracts which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013.

The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of securities by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$2,235,923	Written options, at value	$1,074,241
Index - Futures	Net assets- Unrealized appreciation*	104,007	Net assets- Unrealized depreciation*	82,870
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	87,819	Net assets- Unrealized depreciation*	-
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	7,392	Net assets- Unrealized depreciation*	113,639
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	827,826	Depreciation on forward currency exchange contracts	936,265
Total Return - Swaps	Appreciation on open swap contracts	114,611	Depreciation on open swap contracts	93,557
Credit Contracts - Swaps	Appreciation on open swap contracts	13,557	Depreciation on open swap contracts	-

Total		$3,391,135		$2,300,572

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through May 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Total Return Contracts	$-	$-	$-	$4,934	$-	$4,934
Equity Contracts	(165,888)	2,843	-	-	-	(163,045)
Credit Contracts	-	-	-	(16,111)	-	(16,111)
Commodity Contracts	-	-	(153,460)	-	-	(153,460)
Interest Rate Contracts	-	-	(212,075)	-	-	(212,075)
Index Contracts	-	-	150,007	-	-	150,007
Total	$(165,888)	$2,843	$(215,528)	$(11,177)	$-	$(389,750)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Total Return Contracts	$-	$-	$-	$21,054	$-	$21,054
Foreign Exchange Contracts	-	-	-	-	(108,439)	(108,439)
Equity Contracts	69,387	(139,999)	-	-	-	(70,612)
Credit Contracts	-	-	-	13,557	-	13,557
Commodity Contracts	-	-	87,819	-	-	87,819
Interest Rate Contracts	-	-	(106,247)	-	-	(106,247)
Index Contracts	-	-	21,137	-	-	21,137
Total	$69,387	$(139,999)	$2,709	$34,611	$(108,439)	$(141,731)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date         July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date         July 24, 2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date         July 24, 2013

* Print the name and title of each signing officer under his or her signature.